Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	$ 50,402	$ 111,738
Accounts receivable	18,399	5,710
Inventories	42,094	42,254
Income tax receivable	2,284	500
Other current assets	28,611	39,285
Total current assets	141,790	199,487
Non-Current
Mineral properties, plant and equipment	1,258,494	1,251,998
Exploration and evaluation assets	11,352	29,936
Deferred income tax assets	16,659	1,315
Deposits and other non-current assets	29,733	28,952
Total non-current assets	1,316,238	1,312,201
Total Assets	1,458,028	1,511,688
Current
Accounts payable and accrued liabilities	101,886	120,704
Current portion of loans and borrowings	45,893	20,381
Current portion of deferred revenue	31,712	17,159
Income taxes payable	3,330	3,997
Current portion of derivatives	17,980	563
Current portion of lease liabilities	10,905	10,996
Total current liabilities	211,706	173,800
Non-Current
Loans and borrowings	556,296	405,852
Deferred revenue	48,231	58,390
Provision for rehabilitation and closure costs	21,891	26,687
Deferred income tax liabilities	0	10,863
Lease liabilities	6,980	8,607
Other non-current liabilities	21,850	18,158
Total non-current liabilities	655,248	528,557
Total Liabilities	866,954	702,357
SHAREHOLDERS’ EQUITY
Share capital	286,548	271,336
Equity reserves	(180,472)	(16,616)
Retained earnings	481,055	549,530
Equity attributable to owners of the Company	587,131	804,250
Non-controlling interests	3,943	5,081
Total shareholders' equity	591,074	809,331
Total Liabilities and Equity	$ 1,458,028	$ 1,511,688